Income Tax And Social Contribution - Summary of Major Components of Income Tax Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax	R$ (42,961)	R$ (38,945)	R$ (41,510)
Current social contribution	(15,605)	(14,199)	(15,260)
Total	(58,566)	(53,144)	(56,770)
Deferred income tax	6,455	683	5,546
Deferred social contribution	2,185	48	1,997
Total	R$ 8,640	R$ 731	R$ 7,543